UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85706
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85706
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: July 31, 2015
Date of reporting period: October 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS

DAVIS NEW YORK VENTURE FUND	Schedule of Investments
October 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCK – (98.75%)
CONSUMER DISCRETIONARY – (15.06%)
Consumer Durables & Apparel – (1.26%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	2,321,300	$195,717,579
Hunter Douglas N.V. (Netherlands)	1,183,216	49,040,995
		244,758,574
Consumer Services – (2.10%)
Las Vegas Sands Corp.	6,536,500	406,962,490
Media – (3.32%)
Liberty Global PLC, Series C *	14,513,070	645,396,223
Retailing – (8.38%)
Amazon.com, Inc. *	2,273,100	694,341,126
CarMax, Inc. *	7,843,842	438,549,206
Liberty Interactive Corp., Series A *	2,565,360	67,058,511
Liberty TripAdvisor Holdings Inc., Class A *	829,292	26,189,041
Liberty Ventures, Series A *	1,446,604	50,775,800
Netflix Inc. *	273,500	107,422,595
Priceline Group Inc. *	200,050	241,302,311
		1,625,638,590
	TOTAL CONSUMER DISCRETIONARY	2,922,755,877
CONSUMER STAPLES – (4.40%)
Food & Staples Retailing – (2.37%)
Costco Wholesale Corp.	1,816,541	242,272,073
Sysco Corp.	5,649,000	217,712,460
		459,984,533
Food, Beverage & Tobacco – (2.03%)
Diageo PLC (United Kingdom)	5,181,039	152,801,162
Heineken Holding N.V. (Netherlands)	2,587,308	167,700,482
Nestle S.A. (Switzerland)	601,825	44,134,292
Philip Morris International Inc.	323,284	28,775,509
		393,411,445
	TOTAL CONSUMER STAPLES	853,395,978
ENERGY – (4.88%)
Canadian Natural Resources Ltd. (Canada)	9,595,690	334,697,667
Encana Corp. (Canada)	13,407,860	249,788,432
EOG Resources, Inc.	1,238,072	117,678,744
Ultra Petroleum Corp. *(a)	10,768,080	245,512,224
	TOTAL ENERGY	947,677,067
FINANCIALS – (38.37%)
Banks – (9.83%)
Citizens Financial Group Inc.	3,612,560	85,328,667
JPMorgan Chase & Co.	6,505,293	393,440,121
Wells Fargo & Co.	26,907,534	1,428,520,980
		1,907,289,768
Diversified Financials – (24.37%)
Capital Markets – (10.16%)
Bank of New York Mellon Corp.	35,088,125	1,358,612,200
Brookfield Asset Management Inc., Class A (Canada)	2,557,420	125,236,858
Charles Schwab Corp.	10,828,000	310,438,760

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Capital Markets – (Continued)
Julius Baer Group Ltd. (Switzerland)	4,018,841	$176,176,846
		1,970,464,664
Consumer Finance – (6.36%)
American Express Co.	13,726,574	1,234,705,331
Diversified Financial Services – (7.85%)
Berkshire Hathaway Inc., Class A *	5,433	1,140,930,000
Moody's Corp.	1,313,000	130,288,990
Visa Inc., Class A	1,041,750	251,509,702
		1,522,728,692
		4,727,898,687
Insurance – (3.63%)
Multi-line Insurance – (1.71%)
Fairfax Financial Holdings Ltd. (Canada)	212,494	95,994,164
Fairfax Financial Holdings Ltd., 144A (Canada)(b)	92,877	42,433,924
Loews Corp.	4,444,411	193,776,320
		332,204,408
Property & Casualty Insurance – (1.38%)
ACE Ltd.	1,907,900	208,533,470
Markel Corp. *	86,114	59,495,301
		268,028,771
Reinsurance – (0.54%)
Everest Re Group, Ltd.	615,500	105,035,075
		705,268,254
Real Estate – (0.54%)
Hang Lung Group Ltd. (Hong Kong)	20,895,670	105,127,445
	TOTAL FINANCIALS	7,445,584,154
HEALTH CARE – (10.85%)
Health Care Equipment & Services – (8.92%)
Express Scripts Holding Co. *	8,106,258	622,722,740
Laboratory Corp. of America Holdings *	3,062,570	334,708,275
Quest Diagnostics Inc.	3,006,320	190,781,067
UnitedHealth Group Inc.	6,122,700	581,717,727
		1,729,929,809
Pharmaceuticals, Biotechnology & Life Sciences – (1.93%)
Agilent Technologies, Inc.	1,716,090	94,865,455
Valeant Pharmaceuticals International, Inc. (Canada)*	2,104,700	280,009,288
		374,874,743
	TOTAL HEALTH CARE	2,104,804,552
INDUSTRIALS – (5.67%)
Capital Goods – (3.97%)
OCI N.V. (Netherlands)*	6,827,624	238,040,255
PACCAR Inc.	4,870,000	318,108,400
Schneider Electric SE (France)	1,157,000	91,155,519
Textron Inc.	2,946,750	122,378,528
		769,682,702

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2014 (Unaudited)

	Shares/Units/ Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Commercial & Professional Services – (0.21%)
Experian PLC (United Kingdom)	2,785,056	$41,876,502
Transportation – (1.49%)
Kuehne & Nagel International AG (Switzerland)	2,030,309	264,610,287
Wesco Aircraft Holdings, Inc. *	1,340,990	23,802,572
		288,412,859
	TOTAL INDUSTRIALS	1,099,972,063
INFORMATION TECHNOLOGY – (13.25%)
Semiconductors & Semiconductor Equipment – (1.51%)
Texas Instruments Inc.	5,885,405	292,269,212
Software & Services – (11.74%)
Activision Blizzard, Inc.	3,600,133	71,822,653
ASAC II L.P., Private Placement *(c)	247,000,000	334,363,900
Google Inc., Class A *	1,121,715	636,988,297
Google Inc., Class C *	1,121,715	627,128,422
Microsoft Corp.	5,332,561	250,363,739
Oracle Corp.	5,075,900	198,213,895
Qihoo 360 Technology Co. Ltd., Class A, ADR (China)*	1,226,730	89,526,756
SouFun Holdings Ltd., Class A, ADR (China)	7,115,000	69,371,250
		2,277,778,912
	TOTAL INFORMATION TECHNOLOGY	2,570,048,124
MATERIALS – (6.27%)
Ecolab Inc.	2,747,000	305,548,810
Lafarge S.A. (France)	5,395,000	374,414,686
Monsanto Co.	925,066	106,419,593
Praxair, Inc.	3,412,620	429,955,994
	TOTAL MATERIALS	1,216,339,083
TOTAL COMMON STOCK – (Identified cost $11,376,518,017)		19,160,576,898
SHORT-TERM INVESTMENTS – (1.62%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.10%, 11/03/14, dated 10/31/14, repurchase value of $142,349,186 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-4.50%, 01/15/15-02/15/24, total market value $145,194,960)	$142,348,000	142,348,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.11%, 11/03/14, dated 10/31/14, repurchase value of $131,349,204 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.415%-8.00%, 09/01/18-10/20/44, total market value $133,974,960)	131,348,000	131,348,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.14%, 11/03/14, dated 10/31/14, repurchase value of $40,414,471 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.73%-6.00%, 04/01/18-09/01/44, total market value $41,222,280)	40,414,000	40,414,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $314,110,000)		314,110,000

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2014 (Unaudited)

	Total Investments – (100.37%) – (Identified cost $11,690,628,017) – (d)	$19,474,686,898
	Liabilities Less Other Assets – (0.37%)	(71,876,972)
	Net Assets – (100.00%)	$19,402,809,926

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)
Affiliated Company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2014. The aggregate fair value of the securities of affiliated companies held by the Fund as of October 31, 2014, amounts to
$245,512,224. Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares July 31, 2014	Gross Additions	Gross Reductions	Shares October 31, 2014	Dividend Income
Ultra Petroleum Corp.	8,218,580	2,549,500	–	10,768,080	$–

(b)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $42,433,924 or 0.22% of the Fund's net assets as of October 31, 2014.

(c)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $334,363,900 or 1.72% of the Fund's net assets as of October 31, 2014.

(d)	Aggregate cost for federal income tax purposes is $11,689,683,966. At October 31, 2014 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$8,101,909,924
	Unrealized depreciation	(316,906,992)
	Net unrealized appreciation	$7,785,002,932

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing servicewhich takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation standardized methodologies used by the Fund for equity securities include, but are not limited to, pricing partnerships by calculating the liquidation value of the investment on a daily basis using the closing price of the underlying stock and a waterfall schedule, which apportions the value of the partnership's interests based on the value of the net assets of the investment. A liquidity discount is then applied to the liquidation value.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2014 (Unaudited)

Security Valuation - (Continued)

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs*	Inputs	Total
Equity securities:
Consumer Discretionary	$2,677,997,303	$244,758,574	$–	$2,922,755,877
Consumer Staples	488,760,042	364,635,936	–	853,395,978
Energy	947,677,067	–	–	947,677,067
Financials	7,164,279,863	281,304,291	–	7,445,584,154
Health Care	2,104,804,552	–	–	2,104,804,552
Industrials	464,289,500	635,682,563	–	1,099,972,063
Information Technology	2,235,684,224	–	334,363,900	2,570,048,124
Materials	841,924,397	374,414,686	–	1,216,339,083
Short-term securities	–	314,110,000	–	314,110,000
Total Investments	$16,925,416,948	$2,214,906,050	$334,363,900	$19,474,686,898

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended October 31, 2014.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2014 (Unaudited)

Value Measurements - (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended October 31, 2014:

Investment Securities:
Beginning balance	$371,759,700
Decrease in unrealized appreciation	(37,395,800)
Ending balance	$334,363,900

Decrease in unrealized appreciation during the period on Level 3 securities still held at October 31, 2014.	$(37,395,800)

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period.

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table
	Fair Value at	Valuation	Unobservable
Investments at Value	October 31, 2014	Technique	Input	Amount
Equity securities	$334,363,900	Liquidation proceeds/Waterfall methodology based on underlying investment value, then applying liquidity discount	Discount rate	11.20%

The significant unobservable input used in the fair value measurement of equity securities is the discount rate, which, if changed, would affect the fair value of the Fund's investment. An increase in the discount rate would result in a decrease in the fair value of the investment.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS RESEARCH FUND	Schedule of Investments
October 31, 2014 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (93.79%)
CONSUMER DISCRETIONARY – (20.17%)
Consumer Durables & Apparel – (4.22%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	5,990	$505,039
Jarden Corp. *	11,000	715,990
NIKE, Inc., Class B	8,380	779,089
		2,000,118
Consumer Services – (3.01%)
Las Vegas Sands Corp.	22,910	1,426,377
Media – (7.29%)
Liberty Global PLC, Series C *	41,270	1,835,277
Time Warner Cable Inc.	4,030	593,256
Twenty-First Century Fox, Inc., Class B	30,860	1,023,626
		3,452,159
Retailing – (5.65%)
Amazon.com, Inc. *	1,760	537,610
Lowe's Cos, Inc.	17,810	1,018,732
Tiffany & Co.	5,000	480,600
TJX Cos, Inc.	10,130	641,431
		2,678,373
	TOTAL CONSUMER DISCRETIONARY	9,557,027
CONSUMER STAPLES – (5.08%)
Food & Staples Retailing – (1.77%)
CVS Health Corp.	4,990	428,192
Sysco Corp.	10,700	412,378
		840,570
Food, Beverage & Tobacco – (0.74%)
Nestle S.A. (Switzerland)	4,765	349,437
Household & Personal Products – (2.57%)
Colgate-Palmolive Co.	18,170	1,215,210
	TOTAL CONSUMER STAPLES	2,405,217
ENERGY – (2.80%)
Boardwalk Pipeline Partners, L.P.	22,090	378,181
Canadian Natural Resources Ltd. (Canada)	8,480	295,782
Halliburton Co.	8,460	466,484
Transocean Ltd. (Switzerland)	6,255	186,587
	TOTAL ENERGY	1,327,034
FINANCIALS – (18.95%)
Banks – (3.96%)
Citizens Financial Group Inc.	6,800	160,616
JPMorgan Chase & Co.	12,670	766,282
U.S. Bancorp	22,280	949,128
		1,876,026
Diversified Financials – (8.15%)
Capital Markets – (4.08%)
Bank of New York Mellon Corp.	21,780	843,321
Brookfield Asset Management Inc., Class A (Canada)	7,000	342,790
Franklin Resources, Inc.	7,000	389,270
Goldman Sachs Group, Inc.	1,890	359,081
		1,934,462

1

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
October 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Diversified Financial Services – (4.07%)
Berkshire Hathaway Inc., Class A *	4	$840,000
Berkshire Hathaway Inc., Class B *	2,915	408,566
Visa Inc., Class A	2,815	679,626
		1,928,192
		3,862,654
Insurance – (6.84%)
Multi-line Insurance – (3.51%)
Fairfax Financial Holdings Ltd. (Canada)	1,000	451,750
Loews Corp.	27,770	1,210,772
		1,662,522
Property & Casualty Insurance – (1.89%)
ACE Ltd.	4,000	437,200
Progressive Corp.	7,350	194,114
W. R. Berkley Corp.	5,080	261,823
		893,137
Reinsurance – (1.44%)
Everest Re Group, Ltd.	4,000	682,600
		3,238,259
	TOTAL FINANCIALS	8,976,939
HEALTH CARE – (10.36%)
Health Care Equipment & Services – (8.11%)
Diagnosticos da America S.A. (Brazil)	47,510	202,431
Express Scripts Holding Co. *	10,235	786,253
Laboratory Corp. of America Holdings *	6,305	689,073
Quest Diagnostics Inc.	10,480	665,061
UnitedHealth Group Inc.	10,670	1,013,757
WellPoint, Inc.	3,850	487,756
		3,844,331
Pharmaceuticals, Biotechnology & Life Sciences – (2.25%)
Agilent Technologies, Inc.	9,190	508,023
Valeant Pharmaceuticals International, Inc. (Canada)*	4,175	555,442
		1,063,465
	TOTAL HEALTH CARE	4,907,796
INDUSTRIALS – (7.17%)
Capital Goods – (3.39%)
Brenntag AG (Germany)	8,635	418,984
Schneider Electric SE (France)	6,265	493,595
Textron Inc.	16,720	694,382
		1,606,961
Commercial & Professional Services – (3.78%)
Experian PLC (United Kingdom)	72,715	1,093,353
Republic Services, Inc.	18,080	694,272
		1,787,625
	TOTAL INDUSTRIALS	3,394,586
INFORMATION TECHNOLOGY – (21.92%)
Semiconductors & Semiconductor Equipment – (7.01%)
Applied Materials, Inc.	44,090	973,948

2

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
October 31, 2014 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Semiconductors & Semiconductor Equipment – (Continued)
First Solar, Inc. *	4,030	$237,367
Intel Corp.	20,270	689,383
Texas Instruments Inc.	28,650	1,422,759
		3,323,457
Software & Services – (12.58%)
MasterCard, Inc., Class A	18,570	1,555,237
Microsoft Corp.	24,210	1,136,660
Oracle Corp.	29,980	1,170,719
salesforce.com, Inc. *	11,000	703,890
SAP SE, ADR (Germany)	20,420	1,391,215
		5,957,721
Technology Hardware & Equipment – (2.33%)
Apple Inc.	3,290	355,320
Hewlett-Packard Co.	20,830	747,380
		1,102,700
	TOTAL INFORMATION TECHNOLOGY	10,383,878
MATERIALS – (7.34%)
Cemex S.A.B. de C.V., ADR (Mexico)*	22,635	278,411
Ecolab Inc.	3,975	442,139
Lafarge S.A. (France)	10,940	759,239
Praxair, Inc.	7,565	953,114
Sherwin-Williams Co.	4,560	1,046,794
	TOTAL MATERIALS	3,479,697
TOTAL COMMON STOCK – (Identified cost $34,112,654)		44,432,174
SHORT-TERM INVESTMENTS – (6.19%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.10%, 11/03/14, dated 10/31/14, repurchase value of $1,328,011 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-4.50%, 01/15/15-02/15/24, total market value $1,354,560)	$1,328,000	1,328,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.11%, 11/03/14, dated 10/31/14, repurchase value of $1,226,011 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-6.50%, 01/20/37-09/20/44, total market value $1,250,520)	1,226,000	1,226,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.14%, 11/03/14, dated 10/31/14, repurchase value of $377,004 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.88%-5.00%, 02/01/25-09/01/44, total market value $384,540)	377,000	377,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,931,000)		2,931,000

3

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
October 31, 2014 (Unaudited)

	Total Investments – (99.98%) – (Identified cost $37,043,654) – (a)	$47,363,174
	Other Assets Less Liabilities – (0.02%)	11,482
	Net Assets – (100.00%)	$47,374,656

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $37,047,534. At October 31, 2014 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$10,782,306
	Unrealized depreciation	(466,666)
	Net unrealized appreciation	$10,315,640

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

4

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
October 31, 2014 (Unaudited)

Security Valuation – (Continued)

Value Measurements - (Continued)

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund's investments carried at value:

Investments in Securities at Value
Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs*	Inputs	Total
Equity securities:
Consumer Discretionary	$9,051,988	$505,039	$–	$9,557,027
Consumer Staples	2,055,780	349,437	–	2,405,217
Energy	1,327,034	–	–	1,327,034
Financials	8,976,939	–	–	8,976,939
Health Care	4,705,365	202,431	–	4,907,796
Industrials	1,388,654	2,005,932	–	3,394,586
Information Technology	10,383,878	–	–	10,383,878
Materials	2,720,458	759,239	–	3,479,697
Short-term securities	–	2,931,000	–	2,931,000
Total Investments	$40,610,096	$6,753,078	$–	$47,363,174

Level 1 to Level 2 Transfers**:
Health Care		$202,431

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

**Application of fair value procedures for securities traded on foreign exchanges triggered the transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended October 31, 2014.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

5

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

 EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  December 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  December 30, 2014

By /s/ Douglas A. Haines
   Douglas A. Haines
   Principal Financial Officer

Date:  December 30, 2014